Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 26,825	£ 26,829
Loans
Disclosure of contingent liabilities [line items]
Notional amount	350,019	337,935
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	17,272	17,578
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	9,553	9,251
Documentary credits and other short-term trade related transactions | Loans
Disclosure of contingent liabilities [line items]
Notional amount	2,489	2,352
Standby facilities, credit lines and other commitments | Loans
Disclosure of contingent liabilities [line items]
Notional amount	£ 347,530	£ 335,583